Income Tax and Deferred Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [Line Items]
Assets		$ 19,171,230	$ 2,837,792
Liabilities		(278,080,054)	(172,223,681)
Increase (decrease) in other comprehensive income		(60,640,669)	26,165,652	$ 19,327,413
Deferred Tax Assets Liabilities [Member]
Disclosure Of Income Taxes [Line Items]
Net deferred tax assets		19,171,230	2,837,792
Net deferred tax liabilities		(278,080,054)	(172,223,681)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Accumulated Depreciation
Disclosure Of Income Taxes [Line Items]
Assets		9,636,857	162,315
Liabilities		(359,613,258)	(263,847,598)
Beginning balance	$ (263,685,283)	(263,685,283)	(240,908,311)
Increase (decrease) in profit or loss		(3,851,978)	(22,836,691)
Foreign currency translation		(10,342,994)	61,222
Acquisitions Through Business Combinations		(74,336,810)
Other increases (decreases)		2,240,664	(1,503)
Ending balance	(263,685,283)	(349,976,401)	(263,685,283)	(240,908,311)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Post Employment Benefit Obligations
Disclosure Of Income Taxes [Line Items]
Assets		6,131,110	6,336,920
Liabilities		(421,462)	(364,925)
Beginning balance	5,971,995	5,971,995	6,215,828
Increase (decrease) in profit or loss		(250,223)	976,808
Increase (decrease) in other comprehensive income		(10,228)	(463,556)
Other increases (decreases)		(1,896)	(757,085)
Ending balance	5,971,995	5,709,648	5,971,995	6,215,828
Deferred Tax Assets Liabilities [Member] | Tax Loss Carryforwards
Disclosure Of Income Taxes [Line Items]
Assets		36,921,157	9,536,102
Beginning balance	9,536,102	9,536,102	11,911,396
Increase (decrease) in profit or loss		(3,278,563)	(2,375,294)
Foreign currency translation		2,831,404
Acquisitions Through Business Combinations		32,058,724
Other increases (decreases)		(4,226,510)
Ending balance	9,536,102	36,921,157	9,536,102	11,911,396
Deferred Tax Assets Liabilities [Member] | Tax Relating To Provisions
Disclosure Of Income Taxes [Line Items]
Assets		55,080,385	39,890,472
Beginning balance	39,890,472	39,890,472	36,443,610
Increase (decrease) in profit or loss		4,032,271	2,940,867
Foreign currency translation		973,961
Acquisitions Through Business Combinations		5,183,782
Other increases (decreases)		3,738,063	505,995
Ending balance	41,152,308	55,080,385	39,890,472	36,443,610
Deferred Tax Assets Liabilities [Member] | Tax Relating To Provisions | Effects first application IFRS 9 and IAS 29
Disclosure Of Income Taxes [Line Items]
Effects first application IFRS 9 and IAS 29	1,261,836
Deferred Tax Assets Liabilities [Member] | Dismantling Provision [Member]
Disclosure Of Income Taxes [Line Items]
Assets		23,627,264	17,411,395
Beginning balance	17,411,395	17,411,395	15,605,650
Increase (decrease) in profit or loss		4,442,928	1,805,745
Foreign currency translation		59,520
Acquisitions Through Business Combinations		1,707,519
Other increases (decreases)		5,902
Ending balance	17,411,395	23,627,264	17,411,395	15,605,650
Deferred Tax Assets Liabilities [Member] | Provision for Civil Contingencies [Member]
Disclosure Of Income Taxes [Line Items]
Assets		4,108,710	3,762,772
Beginning balance	3,762,772	3,762,772	1,433,216
Increase (decrease) in profit or loss		306,893	2,329,556
Foreign currency translation		39,045
Ending balance	3,762,772	4,108,710	3,762,772	1,433,216
Deferred Tax Assets Liabilities [Member] | Provision Contingencies Workers [Member]
Disclosure Of Income Taxes [Line Items]
Assets		430,900	5,989
Beginning balance	5,989	5,989
Increase (decrease) in profit or loss		333,704	5,989
Foreign currency translation		83,191
Acquisitions Through Business Combinations		8,016
Ending balance	5,989	430,900	5,989
Deferred Tax Assets Liabilities [Member] | Provision for Doubtful Trade Accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets		13,253,612	11,976,401
Beginning balance	11,976,401	11,976,401	10,812,893
Increase (decrease) in profit or loss		13,646	1,163,508
Foreign currency translation		989
Acquisitions Through Business Combinations		3,434
Other increases (decreases)		(2,694)
Ending balance	13,238,237	13,253,612	11,976,401	10,812,893
Deferred Tax Assets Liabilities [Member] | Provision for Doubtful Trade Accounts [Member] | Effects first application IFRS 9 and IAS 29
Disclosure Of Income Taxes [Line Items]
Effects first application IFRS 9 and IAS 29	1,261,836
Deferred Tax Assets Liabilities [Member] | Provision of Human Resources Accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets		7,432,939	6,497,206
Beginning balance	6,497,206	6,497,206	6,675,436
Increase (decrease) in profit or loss		178,162	(81,698)
Foreign currency translation		686,776
Acquisitions Through Business Combinations		70,795
Other increases (decreases)			(96,532)
Ending balance	6,497,206	7,432,939	6,497,206	6,675,436
Deferred Tax Assets Liabilities [Member] | Other provisions [member]
Disclosure Of Income Taxes [Line Items]
Assets		6,226,960	236,709
Beginning balance	236,709	236,709	1,916,415
Increase (decrease) in profit or loss		(1,243,062)	(2,282,233)
Foreign currency translation		104,440
Acquisitions Through Business Combinations		3,394,018
Other increases (decreases)		3,734,855	602,527
Ending balance	236,709	6,226,960	236,709	1,916,415
Deferred Tax Assets Liabilities [Member] | Other Deferred Taxes [member]
Disclosure Of Income Taxes [Line Items]
Assets		14,277,897	49,635,500
Liabilities		(20,921,510)	(10,734,675)
Beginning balance	38,900,825	38,900,825	8,769,200
Increase (decrease) in profit or loss		(34,967,709)	25,965,730
Increase (decrease) in other comprehensive income		111	(497)
Foreign currency translation			(28,356)
Other increases (decreases)		(10,363,398)	4,194,748
Ending balance	38,687,383	(6,643,613)	38,900,825	8,769,200
Deferred Tax Assets Liabilities [Member] | Other Deferred Taxes [member] | Effects first application IFRS 9 and IAS 29
Disclosure Of Income Taxes [Line Items]
Effects first application IFRS 9 and IAS 29	(213,442)
Deferred Tax Assets Liabilities [Member] | Tax Relating to Capitalization of Financial Expenses [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities		(11,202,063)	(4,780,923)
Beginning balance	(4,780,923)	(4,780,923)	(5,101,367)
Increase (decrease) in profit or loss		(6,421,139)	320,444
Ending balance	(4,780,923)	(11,202,062)	(4,780,923)	(5,101,367)
Deferred Tax Assets Liabilities [Member] | Recoverable Taxes [Member]
Disclosure Of Income Taxes [Line Items]
Assets			10,491,314
Beginning balance	10,491,314	10,491,314	10,295,696
Other increases (decreases)		(10,491,314)	195,618
Ending balance	10,491,314		10,491,314	10,295,696
Deferred Tax Assets Liabilities [Member] | Taxes Relating to Equity Method Accounting [Member]
Disclosure Of Income Taxes [Line Items]
Assets			30,938,736
Beginning balance	30,938,736	30,938,736
Increase (decrease) in profit or loss		(30,938,736)	30,938,736
Ending balance	30,938,736		30,938,736
Deferred Tax Assets Liabilities [Member] | Taxes Relating to Hyperinflationary Effect [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities		(425,687)
Increase (decrease) in profit or loss		(212,245)
Ending balance	(213,442)	(425,687)
Deferred Tax Assets Liabilities [Member] | Taxes Relating to Hyperinflationary Effect [Member] | Effects first application IFRS 9 and IAS 29
Disclosure Of Income Taxes [Line Items]
Effects first application IFRS 9 and IAS 29	(213,442)
Deferred Tax Assets Liabilities [Member] | Other Deferred Taxes
Disclosure Of Income Taxes [Line Items]
Assets		14,277,897	8,205,450
Liabilities		(9,293,760)	(5,953,752)
Beginning balance	2,251,698	2,251,698	3,574,871
Increase (decrease) in profit or loss		2,604,411	(5,293,450)
Increase (decrease) in other comprehensive income		111	(497)
Foreign currency translation			(28,356)
Other increases (decreases)		127,916	3,999,130
Ending balance	2,251,698	4,984,136	2,251,698	3,574,871
Deferred Tax Assets Liabilities [Member] | Deferred Tax Assets/Liabilities before compensation [Member]
Disclosure Of Income Taxes [Line Items]
Assets		122,047,406	105,561,309
Liabilities		(380,956,230)	(274,947,198)
Beginning balance	(169,385,889)	(169,385,889)	(177,568,277)
Increase (decrease) in profit or loss		(38,316,202)	4,671,420
Increase (decrease) in other comprehensive income		(10,117)	(464,053)
Foreign currency translation		(6,537,629)	32,866
Acquisitions Through Business Combinations		(37,094,304)
Other increases (decreases)		(8,613,077)	3,942,155
Ending balance	(168,337,495)	(258,908,824)	(169,385,889)	$ (177,568,277)
Deferred Tax Assets Liabilities [Member] | Deferred Tax Assets/Liabilities before compensation [Member] | Effects first application IFRS 9 and IAS 29
Disclosure Of Income Taxes [Line Items]
Effects first application IFRS 9 and IAS 29	$ 1,048,394
Deferred Tax Assets Liabilities [Member] | Compensation of Assets (Liabilities) for deferred taxes [Member]
Disclosure Of Income Taxes [Line Items]
Assets		102,876,176	102,723,517
Liabilities		$ (102,876,176)	$ (102,723,517)